Vessels, net:	12 Months Ended
Dec. 31, 2018
Vessels, Net [Abstract]
Vessels, net:

5. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2016	$1,167,500	$(159,883)	$1,007,617
—Depreciation	—	(30,319)	(30,319)
Balance December 31, 2017	$1,167,500	$(190,202)	$977,298
Other additions to vessels’ cost	409	—	409
Depreciation	—	(30,330)	(30,330)
Balance December 31, 2018	$1,167,909	$(220,532)	$947,377

As of December 31, 2018, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the Term Loan B, further discussed in Note 6.